Average Annual Total Returns (Vanguard Dividend Appreciation Index Fund Participant)	Vanguard Dividend Appreciation Index Fund Vanguard Dividend Appreciation Index Fund - Investor Shares 2/1/2014 - 1/31/2015	NASDAQ US Dividend Achievers Select Index Vanguard Dividend Appreciation Index Fund Vanguard Dividend Appreciation Index Fund - Investor Shares 2/1/2014 - 1/31/2015
Average Annual Returns for Periods Ended December 31, 2014
One Year	9.98%	10.12%
Five Years	13.93%	14.16%
Since Inception	7.81%	8.07%